Impairment of Exploration and Evaluation and Oil and Gas Properties - Summary of indicators of impairments for cash generating units (Detail)	12 Months Ended
Dec. 31, 2023
WDS Shenzi [Member]
Disclosure in Tabular form of Indicators of Impairments for Cash Generating Units [Line Items]
Description	Conventional oil and gas field developed through a tension leg platform (TLP) located in the US Gulf of Mexico.
Indicator of impairment	Reduction in future production volumes, reflecting lower-than-expected performance of infill sidetracks and performance of the Shenzi North development following start-up.
WDS Australia Segment [Member]
Disclosure in Tabular form of Indicators of Impairments for Cash Generating Units [Line Items]
Description	LNG processing facility in Western Australia, comprising an offshore production platform and two onshore LNG processing trains, a domestic gas plant and associated infrastructure.
Indicator of impairment	Updated short-term price assumptions (in particular the Japan/Korea Marker (JKM)).
Pyrenees [Member]
Disclosure in Tabular form of Indicators of Impairments for Cash Generating Units [Line Items]
Description	Oil asset consisting of a floating production storage and offloading (FPSO) facility off the north-west coast of Western Australia.
Indicator of impairment	Reduction in future production volumes, reflecting a lower-than-expected outcome of drilling activities.